Other Liabilities, Provisions, Contingencies and Commitments - Contingencies (Details) $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	[1]	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of financial liabilities [line items]
Provisions	$ 256		$ 4,323	$ 4,685
Indirect taxes
Disclosure of financial liabilities [line items]
Provisions			1,649	1,976	$ 2,845	$ 3,153
Labor
Disclosure of financial liabilities [line items]
Provisions			1,570	1,703	1,807	1,857
Legal
Disclosure of financial liabilities [line items]
Provisions			$ 1,104	$ 1,006	$ 937	$ 1,293

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3